Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in fair value of derivative warrant liabilities	$ 78,000
Description of the valuation input used	Black-Scholes option-pricing model	Black-Scholes
Share based compensation by share based payment arrangement dividend rate	0.00%	0.00%
Preferred Stock Warrant Liability [Member]
Change in fair value of derivative warrant liabilities		$ 2,000,000
Derivative Warrant Liabilities [Member]
Change in fair value of derivative warrant liabilities	$ 11,000,000